Stock appreciation rights (''SARs'') (Details 2)	Mar. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2016	$ 1,306,040
2017	458,123
2018	155,294
Total	$ 1,919,457